Note 8 - Stock Incentive Plan	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

8. Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2026, and changes during the six-month period ended June 30, 2026, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2026	93,900	13.62
Granted	-	-
Vested	-	-
Forfeited	(500)	14.06
Unvested on June 30, 2026	93,400	13.62

As of June 30, 2026, there was $669,243 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.55 years. The share-based compensation recognized relating to the unvested shares was $494,250 and $473,214 for the six-month periods ended June 30, 2025 and 2026, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of operations.